Non-Cash Share-Based Compensation - Summary of Share Options (Details) - Share Options - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Shares, Outstanding as of December 31, 2020	3,687,086
Number of Shares, Granted	2,329,181
Number of Shares, Canceled or Forfeited	(442,496)
Number of Shares, Outstanding as of June 30, 2021	5,573,771	3,687,086
Number of Shares, Exercisable as of June 30, 2021	812,989
Number of Shares, Vested and expected to vest as of June 30, 2021	5,573,771
Weighted Average Exercise Price, Outstanding as of December 31, 2020	$ 13.03
Weighted Average Exercise Price, Granted	9.87
Weighted Average Exercise Price, Canceled or Forfeited	15.25
Weighted Average Exercise Price, Outstanding as of June 30, 2021	12.73	$ 13.03
Weighted Average Exercise Price, Exercisable as of June 30, 2021	14.12
Weighted Average Exercise Price, Vested and expected to vest as of June 30, 2021	$ 12.73
Weighted Average Remaining Contractual Term (in years), Outstanding	9 years 2 months 4 days	9 years 7 months 2 days
Weighted Average Remaining Contractual Term (in years), Vested and expected to vest as of June 30, 2021	9 years 2 months 4 days
Aggregate Intrinsic Value, Outstanding as of December 31, 2020		$ 9,931